CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Alternative Funds (1933 Act File No. 333-122847; 1940 Act File No. 811-21715) (“Registrant”) hereby certifies (a) that the form of the prospectus that would have been filed under Rule 497(c) under the 1933 Act with respect to Class A, Class C and Institutional Class shares of Neuberger Berman Risk Balanced Commodity Strategy Fund, a series of the Registrant, would not have differed from the prospectus contained in Post-Effective Amendment No. 19 (“Amendment No. 19”) to the Registrant’s Registration Statement and (b) that Amendment No. 19 was filed electronically.

Dated: August 30, 2012	By:	/s/ Claudia A. Brandon
Claudia A. Brandon Executive Vice President and Secretary